Income Taxes	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 - Income Taxes

The components of income taxes are summarized as follows:

	Years Ended March 31,
	2015	2014	2013
	(In Thousands)
Current tax expense:
Federal income	$3,226	$3,176	$2,767
State income	612	676	541
Total current income tax expense	3,838	3,852	3,308
Deferred tax expense (benefit):
Federal income	183	(342)	111
State income	43	(91)	8
Total deferred income tax expense (benefit)	226	(433)	119
Total Income Tax Expense	$4,064	$3,419	$3,427

The following table presents a reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended March 31,
	2015	2014	2013
	(Dollars In Thousands)
Federal income tax at the statutory rate	$4,290	$3,361	$3,413
Increase (decrease) in income taxes resulting from:
New Jersey income tax, net of federal income tax effect	433	387	363
Bank owned life insurance income	(710)	(353)	(314)
Incentive stock option expense	1	1	3
Other, net	50	23	(38)
Total Income Tax Expense	$4,064	$3,419	$3,427
Effective income tax rate	32.2%	34.6%	34.1%

Deferred tax assets and liabilities consisted of the following:

	March 31,
	2015	2014
	(In Thousands)
Deferred income tax assets:
Pension costs	$928	$1,081
Allowance for loan losses	1,420	1,255
Depreciation	294	256
Post-retirement benefits and healthcare obligations	417	289
Non-qualified benefit plans	255	617
Employee Stock Ownership Plan	368	307
Supplemental Executive Retirement Plan	112	171
Other benefit plans	18	20
Other	271	186
Total Deferred Tax Assets	4,083	4,182
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(85)	(72)
Net Deferred Tax Asset Included in Other Assets	$3,998	$4,110

Retained earnings at March 31, 2015 and 2014 includes approximately $6.4 million of tax bad debt deductions for which deferred taxes have not been provided. Reduction of such amount for purposes other than bad debt losses, including non-dividend distributions, will result in income for tax purposes only, and will be subject to income tax at the then current rate. The Company does not intend to make non-dividend distributions that would result in a recapture of any portion of its bad debt reserves.